PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details) - Renewable Power	Dec. 31, 2025 USD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)
Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	63.00%	63.00%	63.00%	63.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 62
Estimates of Future Electricity Prices (weighted average)	$ 86
Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	78.00%	78.00%	78.00%	78.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$			R$ 334
Estimates of Future Electricity Prices (weighted average) | R$			R$ 371
Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	43.00%	43.00%	43.00%	43.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)		$ 308
Estimates of Future Electricity Prices (weighted average)		$ 555
Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	64.00%	64.00%	64.00%	64.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 66
Estimates of Future Electricity Prices (weighted average) | €				€ 56
Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	32.00%	32.00%	32.00%	32.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 75
Estimates of Future Electricity Prices (weighted average)	$ 104
Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	32.00%	32.00%	32.00%	32.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$			R$ 403
Estimates of Future Electricity Prices (weighted average) | R$			R$ 467
Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	3.00%	3.00%	3.00%	3.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)		$ 394
Estimates of Future Electricity Prices (weighted average)		$ 763
Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	21.00%	21.00%	21.00%	21.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 83
Estimates of Future Electricity Prices (weighted average) | €				€ 68